UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                     ---------

                           Virtus Institutional Trust
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               SEMIANNUAL REPORT

                           (VIRTUS MUTUAL FUNDS LOGO)

                         Virtus Institutional Bond Fund

TRUST NAME:                       June 30, 2010                     Eligible
VIRTUS                                                          shareholders can
INSTITUTIONAL                                                      sign up for
TRUST                                                               eDelivery
                                                                       at
                                                                   Virtus.com

NOT FDIC INSURED               NO BANK GUARANTEE                  MAY LOSE VALUE

TABLE OF CONTENTS

VIRTUS INSTITUTIONAL BOND FUND
("Institutional Bond Fund")

Message to Shareholders ...................................................    1
Disclosure of Fund Expenses ...............................................    2
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................   13
Statement of Operations ...................................................   14
Statement of Changes in Net Assets ........................................   15
Financial Highlights ......................................................   16
Notes to Financial Statements .............................................   17

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Institutional Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The financial markets took a breather in the second quarter of 2010 following a vigorous rally that had lasted more than 13 months. Now the important question:
Was this a temporary event or the start of a trend?

Since hitting lows in March 2009, the broader financial markets had rebounded nicely until the second quarter of 2010, when they compounded losses in the month of May with broader losses in June. The Dow Jones Industrial Average(SM), which was up 4 percent in the first quarter, dropped 10 percent in the second quarter for a first-half loss of 6.2 percent. The S&P 500(R) Index had a better first quarter than the Dow, but a worse second quarter for a year-to-date loss of 7.6 percent, as of June 30.

Most economists see some positive signs of a U.S. recovery, but worry that the recovery has not yet included the job growth that's needed to fully reenergize the economy. In addition, deepening fears about the European debt crisis have battered overseas markets and may have a negative spillover effect on the United States.

On the positive side, American companies have now reported strong earnings for three quarters, and there is hope that pent-up demand by corporations to rebuild inventories - and renewed purchasing by consumers - can fuel a lasting rebound.

It is important for you to pay close attention to these factors and stay in contact with your investment advisor when considering the best investment options in this economic environment. We encourage you to carefully review the enclosed commentary and meet with your financial advisor to periodically review your portfolio to ensure it reflects your current investment objectives, your tolerance for risk, and your long-term financial goals. Our wide range of equity, fixed income and alternative investments gives you the opportunity to allocate your assets in a portfolio tailored to your specific needs.

Information about your investments in Virtus Mutual Funds is always available on our website, WWW.VIRTUS.COM, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will do our very best to meet your customer service expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,


/s/ George R. Aylward

George R. Aylward

AUGUST 2010

                         VIRTUS INSTITUTIONAL BOND FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2010 TO JUNE 30, 2010

     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Institutional Bond Fund (the "Fund"), you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                         VIRTUS INSTITUTIONAL BOND FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2010 TO JUNE 30, 2010

EXPENSE TABLE

             Beginning          Ending                   Expenses
              Account          Account      Annualized     Paid
               Value            Value        Expense      During
          January 1, 2010   June 30, 2010     Ratio       Period*
          ---------------   -------------   ----------   --------
INSTITUTIONAL BOND FUND
ACTUAL
Class X      $1,000.00        $1,068.80        0.55%      $2.82
Class Y       1,000.00         1,067.10        0.80        4.10
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X       1,000.00         1,022.03        0.55        2.76
Class Y       1,000.00         1,020.78        0.80        4.02

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
     (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

     THE FUND MAY INVEST IN OTHER FUNDS AND THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES WERE INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

     YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

                                ASSET ALLOCATIONS

The following table presents the portfolio holdings within certain sectors as a percentage of total investments at June 30, 2010.

Mortgage-Backed Securities                       39%
Corporate Bonds                                  38%
   Financials                             16%
   Energy                                  4%
   Consumer Discretionary                  4%
   All Others                             14%
U.S. Government Securities                        9%
Municipal Bonds                                   6%
Asset-Backed Securities                           4%
Other (includes short-term investments)           4%
                                                ---
Total                                           100%
                                                ===

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
U.S. GOVERNMENT SECURITIES--8.9%
U.S. Treasury Bond
   4.500%, 8/15/39                                       $      985   $    1,085
   4.375%, 11/15/39                                             620          669
                                                                      ----------
                                                                           1,754
                                                                      ----------
U.S. Treasury Note
   0.625%, 6/30/12                                              220          220
   2.500%, 3/31/15                                            1,275        1,321
   5.125%, 5/15/16                                               40           47
   3.250%, 3/31/17                                              525          553
                                                                      ----------
                                                                           2,141
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,700)                                                   3,895
                                                                      ----------
MUNICIPAL BONDS--6.1%
CALIFORNIA--0.2%
San Diego County Water Authority, Build America
   Series B 6.138%, 5/1/49                                       90           98

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
CONNECTICUT--0.6%
Mashantucket Western Pequot Tribe Taxable
   Series A, 144A (NATL Insured) 6.910%, 9/1/12 (2)      $      355   $      278
FLORIDA--0.4%
Miami-Dade County Educational Facilities
   Authority Taxable Series C, 5.460%, 4/1/15                   165          173
MASSACHUSETTS--0.5%
Commonwealth of Massachusetts Series C, (AGM
   Insured) 5.500%, 12/1/22                                     185          225
MICHIGAN--0.8%
City of Flat Rock Finance Authority Taxable
   Series A, 6.750%, 10/1/16                                    145          155

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
MICHIGAN--CONTINUED
Tobacco Settlement Finance Authority Taxable
   Series 06-A, 7.309%, 6/1/34                           $      260   $      199
                                                                      ----------
                                                                             354
                                                                      ----------
NEW JERSEY--0.6%
New Jersey Transportation Trust Fund Authority,
   Build America Series B, 6.561%, 12/15/40                     225          245
NEW YORK--0.5%
New York State Urban Development Corp. Build
   America Bonds Taxable 5.770%, 3/15/39                        200          204
PENNSYLVANIA--1.0%
City of Pittsburgh Pension Obligation Taxable
   Series B, (NATL-RE, FGIC Insured) 6.350%, 3/1/13             400          427
SOUTH DAKOTA--0.3%
Educational Enhancement Funding Corp. Taxable
   Series 02-A, 6.720%, 6/1/25                                  132          116
UTAH--0.5%
Utah Transit Authority Sales Tax, Series A (AGM
   Insured) 5.000%, 6/15/36                                     215          226
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable
   Series 07-A1, 6.706%, 6/1/46                                 125           84

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
WASHINGTON--0.5%
King County Sewer Project (AGM Insured) 5.000%,
   1/1/36                                                $      210   $      216
                                                                      ----------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,761)                                                   2,646
                                                                      ----------
MORTGAGE-BACKED SECURITIES--39.1%
AGENCY--30.7%
FHLMC
   5.500%, 8/1/18                                               147          160
   4.500%, 10/1/18                                              263          281
FNMA
   4.500%, 9/1/18                                               266          281
   5.000%, 11/1/20                                              261          281
   5.500%, 6/1/21                                               144          156
   4.000%, 2/1/25                                               751          782
   6.000%, 5/1/29                                                87           96
   7.000%, 11/1/30                                               21           24
   6.000%, 11/1/31                                               61           67
   6.000%, 12/1/32                                               46           51
   5.500%, 4/1/33                                               194          209
   5.500%, 4/1/33                                               282          304
   5.000%, 7/1/33                                               163          173
   6.500%, 8/1/33                                               345          385
   5.500%, 4/1/34                                               216          232
   5.000%, 7/1/35                                               250          265
   5.500%, 12/1/35                                              343          369
   6.500%, 8/1/36                                               178          195
   5.500%, 4/1/37                                               213          229
   5.500%, 4/1/37                                               134          144
   5.500%, 7/1/37                                               235          253
   6.000%, 7/1/37                                               473          514
   6.000%, 9/1/37                                                56           61
   6.500%, 9/1/37                                                51           56
   6.000%, 10/1/37                                              203          221
   6.000%, 2/1/38                                               239          260
   6.000%, 2/1/38                                               194          211
   6.000%, 2/1/38                                               127          138
   5.000%, 3/1/38                                               336          356
   5.500%, 3/1/38                                                60           65
   5.000%, 4/1/38                                               681          722
   5.500%, 6/1/38                                               601          646
   6.000%, 8/1/38                                               206          223

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
AGENCY--CONTINUED
   5.500%, 10/1/38                                       $      375   $      403
   5.000%, 1/1/39                                               315          334
   5.000%, 9/1/39                                               704          746
   5.000%, 10/1/39                                            1,078        1,142
   4.500%, 4/1/40                                             2,099        2,179
GNMA
   7.000%, 8/15/29                                               35           40
   6.500%, 12/15/31                                              14           15
   6.500%, 12/15/31                                             118          132
   6.500%, 1/15/32                                                5            6
   6.500%, 3/15/32                                               30           33
                                                                      ----------
                                                                          13,440
                                                                      ----------
NON-AGENCY--8.4%
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5.000%, 8/25/35                                              121          112
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38                                              390          394
GMAC Commercial Mortgage Securities, Inc. 04-C2,
   A3 5.134%, 8/10/38                                           170          176
JPMorgan Chase Commercial Mortgage Securities
   Corp. 07-LD12, A4 5.882%, 2/15/51                            420          421
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29                                   325          330
Lehman Brothers Commercial Conduit Mortgage Trust
   07-C3, A4 6.150%, 7/15/44 (3)                                271          267
Merrill Lynch Mortgage Investors, Inc. 06-3, 2A1
   6.066%, 10/25/36 (3)                                         146          133
Morgan Stanley Capital I 07-IQ14, A4 5.692%,
   4/15/49                                                      425          410
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
   5.460%, 9/25/35 (3)                                          135          102

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
NON-AGENCY--CONTINUED
Wachovia Bank Commercial
   Mortgage Trust 04-C12, A4 5.484%, 7/15/41(3)          $      250   $      265
   07-C30, A5 5.342%, 12/15/43                                  565          515
   07-C33, A4 6.099%, 2/15/51(3)                                420          412
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.138%, 5/20/36 (3)                                          351           17
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A2 2.967%, 4/25/35 (3)                              167          152
                                                                      ----------
                                                                           3,706
                                                                      ----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,376)                                                 17,146
                                                                      ----------
ASSET-BACKED SECURITIES--3.4%
Bombardier Capital Mortgage
   Securitization Corp. 99-A, A3
   5.980%, 1/15/18                                              298          267
Conseco Finance Securitizations Corp.
   01-3, A4 6.910%, 5/1/33                                      415          426
Daimler Chrysler Auto Trust 06-A, B
   5.140%, 9/8/12                                               274          274
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (2)                                            7            7
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
   5.750%, 10/25/36                                             196          111
Irwin Home Equity Corp. 06-1, 2A2 144A
   5.390%, 9/25/35 (2)                                          161          127
Saxon Asset Securities Trust 05-3, A2C
   0.627%, 11/25/35 (3)                                           1            1

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
SBA Communications Corp.
   Tower Trust 144A 5.101%, 4/15/17 (2)                  $       85   $       90
UCFC Manufactured Housing Contract Pass-through
   Certificates Series 97-3, A4
   6.975%, 1/15/29                                              163          165
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,593)                                                   1,468
                                                                      ----------
CORPORATE BONDS--37.8%
CONSUMER DISCRETIONARY--3.4%
Ameristar Casinos, Inc.
   9.250%, 6/1/14                                                75           79
Comcast Corp.
   5.875%, 2/15/18                                               75           84
Daimler Finance North America LLC
   6.500%, 11/15/13                                             155          174
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
   6.375%, 6/15/15                                               85           88
Discovery Communications LLC
   5.050%, 6/1/20                                                95           99
DuPont Fabros Technology LP 144A
   8.500%, 12/15/17 (2)                                         110          113
Echostar DBS Corp.
   6.625%, 10/1/14                                              100          100
Hasbro, Inc.
   6.300%, 9/15/17                                              100          104
Landry's Restaurants, Inc.
   11.625%, 12/1/15                                              50           52
Royal Caribbean Cruises Ltd.
   7.250%, 6/15/16                                              230          226
Seneca Gaming Corp. Series B
   7.250%, 5/1/12                                               225          221
Time Warner Cable, Inc.
   6.750%, 7/1/18                                                50           57
Toys R US Property Co., LLC 144A
   8.500%, 12/1/17 (2)                                           75           77
                                                                      ----------
                                                                           1,474
                                                                      ----------

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
CONSUMER STAPLES--1.1%
C&S Group Enterprises LLC 144A
   8.375%, 5/1/17 (2)                                    $       70   $       68
Coca-Cola HBC Finance BV
   5.500%, 9/17/15                                               75           83
Reynolds American, Inc.
   6.750%, 6/15/17                                              155          168
SUPERVALU, Inc.
   7.500%, 11/15/14                                             115          116
Tyson Foods, Inc.
   7.850%, 4/1/16                                                60           66
                                                                      ----------
                                                                             501
                                                                      ----------
ENERGY--4.3%
Gazprom OAO (Gaz Capital SA) 144A
   6.212%, 11/22/16 (2)                                         215          217
Kinder Morgan Energy Partners LP
   6.000%, 2/1/17                                               105          114
Newfield Exploration Co.
   6.625%, 9/1/14                                               185          187
Noble Energy, Inc.
   8.250%, 3/1/19                                               105          127
Peabody Energy Corp.
   7.375%, 11/1/16                                               80           84
Petro-Canada
   6.050%, 5/15/18                                               65           73
Petropower I Funding Trust 144A
   7.360%, 2/15/14 (2)                                          293          297
Pioneer Natural Resources Co.
   7.500%, 1/15/20                                               85           88
Ras Laffan Liquefied Natural Gas Co., Ltd. II RegS
   5.298%, 9/30/20 (4)                                          250          259
Smith International, Inc.
   9.750%, 3/15/19                                               75          102
Swift Energy Co.
   7.125%, 6/1/17                                               215          199
Tesoro Corp.
   6.500%, 6/1/17                                               130          120
                                                                      ----------
                                                                           1,867
                                                                      ----------

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
FINANCIALS--16.3%
AFLAC, Inc.
   8.500%, 5/15/19                                       $       80   $       96
American Express Credit Corp.
   5.875%, 5/2/13                                               100          109
Assurant, Inc.
   5.625%, 2/15/14                                              100          106
Banco Santander Chile 144A
   5.375%, 12/9/14 (2)                                          190          198
Bank of America Corp.
   5.750%, 12/1/17                                              200          207
Barclays Bank plc 144A
   6.050%, 12/4/17 (2)                                           60           61
Berkley (W.R.) Corp.
   5.875%, 2/15/13                                               85           88
BlackRock, Inc. Series 2,
   5.000%, 12/10/19                                              60           64
Blackstone Holdings Finance Co., LLC 144A
   6.625%, 8/15/19 (2)                                          125          129
Capital One Financial Corp.
   5.250%, 2/21/17                                               95          100
Citigroup, Inc.
   5.000%, 9/15/14                                               30           30
   4.875%, 5/7/15                                               115          114
   5.500%, 2/15/17                                              150          148
CME Group, Inc.
   5.400%, 8/1/13                                                85           94
CNA Financial Corp.
   5.850%, 12/15/14                                              85           88
Countrywide Financial Corp.
   6.250%, 5/15/16                                              100          104
Credit Suisse USA, Inc.
   5.850%, 8/16/16                                              100          111
Export-Import Bank of Korea
   5.500%, 10/17/12                                             220          233
Fifth Third Bancorp
   4.500%, 6/1/18                                               110          104
Ford Motor Credit Co., LLC
   8.700%, 10/1/14                                              100          104
Genworth Financial, Inc.
   6.515%, 5/22/18                                               95           91
Goldman Sachs Group, Inc. (The)
   6.150%, 4/1/18                                               285          299
Health Care REIT, Inc.
   5.875%, 5/15/15                                              110          119

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
HRPT Properties Trust
   5.750%, 2/15/14                                       $      210   $      218
HSB Capital I Series B,
   1.213%, 7/15/27 (3)                                          365          212
Hyundai Capital Services, Inc. 144A
   6.000%, 5/5/15 (2)                                           100          107
ICICI Bank Ltd. RegS
   5.750%, 11/16/10(4)                                          170          171
International Lease Finance Corp.
   4.750%, 1/13/12                                               70           67
Jefferson-Pilot Corp.
   4.750%, 1/30/14                                               85           88
JPMorgan Chase & Co.
   5.250%, 5/1/15                                               205          219
KeyBank NA
   5.700%, 8/15/12                                              115          122
Korea Development Bank
   5.750%, 9/10/13                                               70           75
Morgan Stanley
   5.375%, 10/15/15                                             300          304
Nationwide Health Properties, Inc.
   6.250%, 2/1/13                                               215          231
New Communications Holdings, Inc. 144A
   7.875%, 4/15/15 (2)                                           90           91
Northern Trust Corp.
   5.500%, 8/15/13                                               95          106
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670%, 3/5/14 (2)                                           265          270
PNC Bank NA
   4.875%, 9/21/17                                              230          235
Principal Financial Group, Inc.
   7.875%, 5/15/14                                               80           92
ProLogis
   6.625%, 5/15/18                                               90           86
   6.875%, 3/15/20                                               40           38
Prudential Financial, Inc.
   4.750%, 9/17/15                                              135          139
Regions Financial Corp.
   7.750%, 11/10/14                                             115          121

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
FINANCIALS--CONTINUED
SLM Corp.
   5.375%, 5/15/14                                       $      110   $      101
SunTrust Banks, Inc.
   6.000%, 9/11/17                                               95           97
Tanger Factory Outlet Centers
   6.150%, 11/15/15                                             170          185
TNK-BP Finance SA RegS
   6.125%, 3/20/12 (4)                                          170          174
UDR, Inc.
   5.250%, 1/15/15                                               60           61
UFJ Finance AEC
   6.750%, 7/15/13                                              120          134
Wachovia Bank NA
   5.000%, 8/15/15                                              250          263
Westfield Capital Corp. Ltd./Westfield Finance
   Authority 144A
   5.125%, 11/15/14 (2)                                         140          147
XL Capital Ltd.
   5.250%, 9/15/14                                              100          102
Xstrata Finance Canada Ltd. 144A
   5.800%, 11/15/16 (2)                                         105          113
                                                                      ----------
                                                                           7,166
                                                                      ----------
HEALTH CARE--1.0%
Bio-Rad Laboratories, Inc.
   6.125%, 12/15/14                                              90           91
DaVita, Inc.
   7.250%, 3/15/15                                               65           65
HCA, Inc.
   9.250%, 11/15/16                                             220          234
Mylan, Inc. 144A
   7.625%, 7/15/17 (2)                                           65           66
                                                                      ----------
                                                                             456
                                                                      ----------
INDUSTRIALS--2.9%
American Airlines, Inc. 01-1,
   6.977%, 5/23/21                                              197          162
CNH America LLC
   7.250%, 1/15/16                                              165          166
Continental Airlines, Inc. 98-1A,
   6.648%, 9/15/17                                              436          434
DI Finance/DynCorp International, Inc. Series B,
   9.500%, 2/15/13                                               50           52

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
INDUSTRIALS--CONTINUED
Kratos Defense & Security Solutions, Inc. 144A
   10.000%, 6/1/17 (2)                                   $       70   $       71
Noble Group Ltd. 144A
   6.750%, 1/29/20 (2)                                          100           97
Owens Corning, Inc.
   6.500%, 12/1/16                                               55           58
Salvation Army (The)
   5.480%, 9/1/17                                               185          197
Teekay Corp.
   8.500%, 1/15/20                                               30           30
                                                                      ----------
                                                                           1,267
                                                                      ----------
INFORMATION TECHNOLOGY--1.2%
Broadridge Financial Solutions, Inc.
   6.125%, 6/1/17                                               175          184
Crown Castle Holdings GS V LLC/Crown Castle GS III
   Corp. 144A
   7.750%, 5/1/17 (2)                                            90           95
Jabil Circuit, Inc.
   8.250%, 3/15/18                                              170          181
Xerox Corp.
   6.750%, 2/1/17                                                60           68
                                                                      ----------
                                                                             528
                                                                      ----------
MATERIALS--2.7%
Agrium, Inc.
   6.750%, 1/15/19                                               85           99
Allegheny Technologies, Inc.
   9.375%, 6/1/19                                                75           89
Ashland, Inc.
   9.125%, 6/1/17                                               105          115
Ball Corp.
   7.125%, 9/1/16                                                85           89
Catalyst Paper Corp.
   7.375%, 3/1/14                                                65           31
Commercial Metals Co.
   7.350%, 8/15/18                                               75           79
CRH America, Inc.
   6.000%, 9/30/16                                               85           95
Georgia Gulf Corp. 144A
   9.000%, 1/15/17 (2)                                           45           46
International Paper Co.
   9.375%, 5/15/19                                              100          129

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
MATERIALS--CONTINUED
LBI Escrow Corp. 144A
   8.000%, 11/1/17 (2)                                   $      100   $      103
Nalco Co.
   8.875%, 11/15/13                                              70           72
Owens-Brockway Glass Container, Inc.
   7.375%, 5/15/16                                               85           89
Rock-Tenn Co.
   9.250%, 3/15/16                                               75           81
Verso Paper Holdings LLC/Verso Paper, Inc.
   Series B,
   4.094%, 8/1/14 (3)                                            70           60
                                                                      ----------
                                                                           1,177
                                                                      ----------
TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.
   5.625%, 6/15/16                                              100          113
Nextel Communications, Inc. Series D
   7.375%, 8/1/15                                               105          100
OJSC Vimpel Communications (VIP Finance Ireland Ltd.)
   144A
   8.375%, 4/30/13 (2)                                          100          106
PAETEC Holding Corp. 144A
   8.875%, 6/30/17 (2)                                           75           76
Qwest Corp.
   7.875%, 9/1/11                                               105          109
   6.500%, 6/1/17                                               115          116
Telecom Italia Capital SA
   6.999%, 6/4/18                                               145          155
Verizon Communications, Inc.
   5.500%, 4/1/17                                               110          122
Vodafone Group plc
   6.150%, 2/27/37                                               35           36
                                                                      ----------
                                                                             933
                                                                      ----------
UTILITIES--2.8%
Allegheny Energy Supply Co. LLC 144A
   8.250%, 4/15/12 (2)                                           35           38
Entergy Louisiana LLC
   5.400%, 11/1/24                                               60           65
Great River Energy 144A
   5.829%, 7/1/17 (2)                                           170          191

                                                          PAR VALUE      VALUE
                                                         ----------   ----------
UTILITIES--CONTINUED
Intergen NV 144A
   9.000%, 6/30/17 (2)                                   $      150   $      150
Israel Electric Corp. Ltd. 144A
   7.250%, 1/15/19 (2)                                          200          221
Midwest Generation LLC Series B
   8.560%, 1/2/16                                               175          173
Sempra Energy
   6.500%, 6/1/16                                                45           52
TransAlta Corp.
   4.750%, 1/15/15                                               35           37
United Energy Distribution Holdings Property Ltd. 144A
   5.450%, 4/15/16 (2)                                          265          283
                                                                      ----------
                                                                           1,210
                                                                      ----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $15,985)                                                 16,579
                                                                      ----------
CONVERTIBLE BONDS--0.2%
MATERIALS--0.2%
Georgia-Pacific Corp. 144A
   7.000%, 1/15/15 (2)                                           95           97
                                                                      ----------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $97)                                                         97
                                                                      ----------
TOTAL LONG-TERM INVESTMENTS--95.5%
(IDENTIFIED COST $40,512)                                                 41,831
                                                                      ----------

                                                           SHARES
                                                         ----------
SHORT-TERM INVESTMENTS--4.1%
MONEY MARKET MUTUAL FUNDS--4.1%
BlackRock Liquidity Funds
   TempFund Portfolio - Institutional Shares (seven-
   day effective yield 0.177%)                            1,809,321        1,809
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,809)                                                   1,809
                                                                      ----------

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                                         VALUE
                                                                      ----------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $42,321)                                             $   43,640(1)
Other assets and liabilities, net--0.4%                                      191
                                                                      ----------
NET ASSETS--100.0%                                                    $   43,831
                                                                      ==========

ABBREVIATIONS:

AGM   Assured Guaranty Municipal Corp.
FGIC  Financial Guaranty Insurance Company
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA  Federal National Mortgage Association ("Fannie Mae")
GNMA  Government National Mortgage Association ("Ginnie Mae")
NATL  National Public Finance Guarantee Corp.
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at June 30, 2010, see
     Note 10 Federal Income Tax Information in the Notes to Financial
     Statements.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to a value of $4,030 or 9.2% of net assets.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2010.

(4) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

($ REPORTED IN THOUSANDS)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements):


                                                                LEVEL 2
                                       TOTAL        LEVEL 1   SIGNIFICANT
                                      VALUE AT      QUOTED     OBSERVABLE
                                   JUNE 30, 2010     PRICE       INPUTS
                                   -------------   --------   -----------
INVESTMENTS IN SECURITIES
   Debt Securities:
      Asset-Backed Securities       $ 1,468         $   --      $ 1,468
      Corporate Debt                 16,676             --       16,676
      Mortgage-Backed Securities     17,146             --       17,146
      Municipal Bonds                 2,646             --        2,646
      U.S. Government Securities      3,895             --        3,895
   Equity Securities:
      Short-term investments          1,809          1,809           --
                                    -------         ------      -------
   Total                            $43,640         $1,809      $41,831
                                    =======         ======      =======

There are no Level 3 (Significant Unobservable Inputs) priced securities.

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value+ ....................   $    43,640
Receivables
   Interest ........................................           394
   Fund shares sold ................................            28
   Receivable from adviser .........................             8
Prepaid expenses ...................................            23
                                                       -----------
      Total assets .................................        44,093
                                                       -----------
LIABILITIES
Payables
   Investment securities purchased .................           220
   Professional fee ................................            20
   Transfer agent fee ..............................            15
   Administration fee ..............................             5
   Other accrued expenses ..........................             2
                                                       -----------
      Total liabilities ............................           262
                                                       -----------
NET ASSETS .........................................   $    43,831
                                                       ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ...   $    47,105
Undistributed net investment income (loss) .........            48
Accumulated net realized loss ......................        (4,641)
Net unrealized appreciation (depreciation) .........         1,319
                                                       -----------
NET ASSETS .........................................   $    43,831
                                                       ===========
CLASS X
Net asset value and offering price per share .......   $     31.58
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ..................     1,384,601
Net Assets .........................................   $    43,722
CLASS Y
Net asset value and offering price per share .......   $     31.57
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ..................         3,445
Net Assets .........................................   $       109

+Investment securities at cost .....................   $    42,321

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

(Reported in thousands)

INVESTMENT INCOME
Interest .............................................................   $ 1,200
Dividends ............................................................         1
                                                                         -------
   Total investment income ...........................................     1,201
                                                                         -------
EXPENSES
Investment advisory fee ..............................................        98
Administration fees ..................................................        24
Transfer agent fees and expenses .....................................        21
Professional fees ....................................................        18
Registration fees ....................................................        15
Printing fees and expenses ...........................................         9
Custodian fees .......................................................         3
Trustees' fees and expenses ..........................................         2
Miscellaneous expenses ...............................................         4
                                                                         -------
   Total expenses ....................................................       194
Less expenses reimbursed by investment adviser .......................       (74)
                                                                         -------
   Net expenses ......................................................       120
                                                                         -------
NET INVESTMENT INCOME (LOSS) .........................................     1,081
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ..............................       392
Net change in unrealized appreciation (depreciation) on investments ..     1,437
                                                                         -------
NET GAIN (LOSS) ON INVESTMENTS .......................................     1,829
                                                                         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $ 2,910
                                                                         =======

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                              SIX MONTHS
                                                                                 ENDED        YEAR ENDED
                                                                             JUNE 30, 2010   DECEMBER 31,
                                                                              (UNAUDITED)        2009
                                                                             -------------   ------------
FROM OPERATIONS
Net investment income (loss) .............................................     $  1,081        $  3,008
Net realized gain (loss) .................................................          392          (3,364)
Net change in unrealized appreciation (depreciation) .....................        1,437          11,090
                                                                               --------        --------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............        2,910          10,734
                                                                               --------        --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class X ...........................................       (1,053)         (2,605)
Net investment income, Class Y ...........................................           (2)           (464)
                                                                               --------        --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................       (1,055)         (3,069)
                                                                               --------        --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
SALE OF SHARES
Class X (18 and 31 shares, respectively) .................................          568             871
Class Y (0 and 11 shares, respectively) ..................................           --             325
REINVESTMENT OF DISTRIBUTIONS
Class X (34 and 80 shares, respectively) .................................        1,053           2,320
Class Y (0 and 16 shares, respectively) ..................................            2             464
SHARES REPURCHASED
Class X (192 and 666 shares, respectively) ...............................       (5,928)        (18,667)
Class Y (0 and 471 shares, respectively) .................................           --         (13,918)
                                                                               --------        --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................       (4,305)        (28,605)
                                                                               --------        --------
NET INCREASE (DECREASE) IN NET ASSETS ....................................       (2,450)        (20,940)
NET ASSETS
Beginning of period ......................................................       46,281          67,221
                                                                               --------        --------
END OF PERIOD ............................................................     $ 43,831        $ 46,281
                                                                               ========        ========
Accumulated undistributed net investment income (loss) at end of period ..     $     48        $     22

                        See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD


                                                 NET                                                       NET
                      NET ASSET      NET       REALIZED      TOTAL     DIVIDENDS                 CHANGE  ASSET,
                        VALUE,   INVESTMENT      AND         FROM      FROM NET                  IN NET   VALUE
                      BEGINNING    INCOME     UNREALIZED  INVESTMENT  INVESTMENT      TOTAL       ASSET  END OF
                      OF PERIOD  (LOSS)(1)   GAIN (LOSS)  OPERATIONS    INCOME    DISTRIBUTIONS   VALUE  PERIOD
                      ---------  ----------  -----------  ----------  ----------  -------------  ------  ------
CLASS X
1/1/10 to 6/30/10(2)    $30.30      0.76         1.30        2.06       (0.78)        (0.78)      1.28   $31.58
1/1/09 to 12/31/09       26.61      1.50         3.81        5.31       (1.62)        (1.62)      3.69    30.30
1/1/08 to 12/31/08       30.94      1.66        (4.26)      (2.60)      (1.73)        (1.73)     (4.33)   26.61
1/1/07 to 12/31/07       30.92      1.56         0.11        1.67       (1.65)        (1.65)      0.02    30.94
1/1/06 to 12/31/06       31.08      1.52        (0.11)       1.41       (1.57)        (1.57)     (0.16)   30.92
1/1/05 to 12/31/05       31.72      1.43        (0.59)       0.84       (1.48)        (1.48)     (0.64)   31.08
CLASS Y
1/1/10 to 6/30/10(2)    $30.29      0.72         1.30        2.02       (0.74)        (0.74)      1.28   $31.57
1/1/09 to 12/31/09       26.61      1.43         3.80        5.23       (1.55)        (1.55)      3.68    30.29
1/1/08 to 12/31/08       30.93      1.58        (4.25)      (2.67)      (1.65)        (1.65)     (4.32)   26.61
1/1/07 to 12/31/07       30.91      1.48         0.11        1.59       (1.57)        (1.57)      0.02    30.93
1/1/06 to 12/31/06       31.07      1.44        (0.11)       1.33       (1.49)        (1.49)     (0.16)   30.91
1/1/05 to 12/31/05       31.71      1.36        (0.60)       0.76       (1.40)        (1.40)     (0.64)   31.07

                                                        RATIO OF GROSS
                                  NET                    EXPENSES TO    RATIO OF NET
                                ASSETS,    RATIO OF      AVERAGE NET     INVESTMENT
                                 END OF  NET EXPENSES   ASSETS (BEFORE    INCOME TO   PORTFOLIO
                       TOTAL     PERIOD   TO AVERAGE     WAIVERS AND     AVERAGE NET   TURNOVER
                      RETURN    (000'S)   NET ASSETS   REIMBURSEMENTS)     ASSETS        RATE
                      ------    -------  ------------  ---------------  ------------  ---------
CLASS X
1/1/10 to 6/30/10(2)   6.88%(4) $43,722    0.55%(3)        0.89%(3)       4.95%(3)      20%(4)
1/1/09 to 12/31/09    20.30      46,179    0.55            0.77           5.24          65
1/1/08 to 12/31/08    (8.60)     55,340    0.55            0.74           5.59          47
1/1/07 to 12/31/07     5.56      77,378    0.56            0.71           5.02          58
1/1/06 to 12/31/06     4.64      87,457    0.56            0.73           4.89          65
1/1/05 to 12/31/05     2.67      83,104    0.55            0.76           4.52          76
CLASS Y
1/1/10 to 6/30/10(2)   6.71%(4) $   109    0.80%(3)        1.14%(3)       4.70%(3)      20%(4)
1/1/09 to 12/31/09    20.02         102    0.80            1.02           5.10          65
1/1/08 to 12/31/08    (8.83)     11,881    0.80            0.99           5.30          47
1/1/07 to 12/31/07     5.30      19,843    0.81            0.96           4.78          58
1/1/06 to 12/31/06     4.38      18,994    0.81            0.98           4.64          65
1/1/05 to 12/31/05     2.42      24,235    0.80            1.01           4.28          76

FOOTNOTE LEGEND:

(1)  Computed using average shares outstanding.

(2)  Unaudited.

(3)  Annualized.

(4)  Not annualized.

                       See Notes to Financial Statements

                           VIRTUS INSTITUTIONAL TRUST
                         NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2010 (UNAUDITED)

1.   ORGANIZATION

     Virtus Institutional Trust (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, one fund, Virtus Institutional Bond Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective of generating a high level of current income and appreciation of capital consistent with prudent investment risk.

     The Fund offers Class X shares and Class Y shares.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          -    Level 1 - quoted prices in active markets for identical
                         securities

          -    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          -    Level 3 - prices determined using significant unobservable inputs
                         (including the Fund's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the funds fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable. As of December 31, 2009, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

          foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in either exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     F.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          The Fund may engage in when-issued or delayed delivery transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS UNLESS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust.

          For managing or directing the management of the Fund, the Adviser is entitled to a fee based upon an annual rate of 0.45% of the Fund's first $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $1 billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:

          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Goodwin Capital Advisers, Inc. ("Goodwin") serves as the Fund's subadviser.

     C.   EXPENSE LIMITATIONS:

          The Adviser has voluntarily agreed to limit total operating expenses of the Fund (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed 0.55% of the average daily net assets of Class X shares and 0.80% of Class Y shares.

          The Adviser may discontinue this voluntary expense limitation at any time.

          The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

          with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the following fiscal years:

2010  2011   2012   TOTAL
----  ----   ----   -----
$55   $161   $127   $343

     D.   DISTRIBUTOR:

          VP Distributors, Inc. ("VP Distributors") serves as the national distributor of the Fund's shares. The Fund pays VP Distributors a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

     E.   ADMINISTRATOR AND TRANSFER AGENT:

          VP Distributors serves as the Administrator to the Trust. For the period ended June 30, 2010, VP Distributors received administration fees totaling $11, which is included in the Statement of Operations.

          VP Distributors also serves as the Trust's transfer agent. For the period ended June 30, 2010, VP Distributors received transfer agent fees totaling $7, which is included in the Statement of Operations.

          On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Trust effective immediately.

     F.   AFFILIATED SHAREHOLDERS:

          At June 30, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the Fund which may be redeemed at any time that aggregated the following:

               AGGREGATE   NET ASSET
                 SHARES      VALUE
               ---------   ---------
Class Y ....     3,445       $109

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the six months ended June 30, 2010, were as follows:

PURCHASES   SALES
---------   ------
 $2,808     $8,723

     Purchases and sales of long-term U.S. Government and agency securities for the six months ended June 30, 2010, were as follows:

PURCHASES    SALES
---------   ------
 $5,507     $4,102

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           JUNE 30, 2010 (UNAUDITED)

5.   10% SHAREHOLDERS

     At June 30, 2010, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% OF SHARES OUTSTANDING   NUMBER OF ACCOUNTS
-----------------------   ------------------
        81%                      5

6.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser or subadviser to accurately predict risk.

     Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7.   ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities, if any, are noted as such at the end of the Fund's Schedule of Investments.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2010 (UNAUDITED)

8.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9.   REGULATORY EXAMS

     Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

     There are currently no such matters which the Company believes will be material to these financial statements.

10.  FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At June 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                           NET UNREALIZED
FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
--------   ------------   --------------   --------------
$42,321       $2,300          $(981)           $1,319

     The Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

          EXPIRATION YEAR
------------------------------------
2011   2014   2016    2017    TOTAL
----   ----   ----   ------   ------
$364   $408   $144   $4,103   $5,019

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

11.  SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced. PNC Global Investment Servicing (U.S.), Inc. provides certain sub-administrative services to the Fund. Additionally, PFPC Trust Company provides custodian services to the Fund.

VIRTUS INSTITUTIONAL TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES

George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS

George R. Aylward, President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER

Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER

VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

TRANSFER AGENT

VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153-3111

HOW TO CONTACT US

Mutual Fund Services     1-800-243-1574
Adviser Consulting Group 1-800-243-4361
Telephone Orders         1-800-367-5877
Text Telephone           1-800-243-1926
Web site                     VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                          (VIRTUS MUTUAL FUNDS LOGO)                  PRSRT STD
                    c/o State Street Bank and Trust Company         U.S. POSTAGE
                                 P.O. Box 8301                           PAID
                             Boston, MA 02266-8301                    LANCASTER,
                                                                         PA
                                                                     PERMIT 1793

For more Information about
Virtus mutual funds, please call
your financial represantative, or
contact us at 1-800-243-1574
or VIRTUS.COM

8001                                                                       08-10

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Virtus Institutional Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       September 2, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.